Apr. 29, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised April 1, 2016) (the “SAI”)

for the iShares 10-20 Year Treasury Bond ETF (TLH) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. 10-20 Year Treasury Bond Index	ICE U.S. Treasury 10-20 Year Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 10-20 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than ten years and less than or equal to twenty years. As of March 31, 2016, there were 12 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than ten years and less than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. 10-20 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated March 1, 2016 (the “Prospectus”) and the Statement of Additional Information

dated March 1, 2016 (as revised March 2, 2016) (the “SAI”)

for the iShares Core U.S. Treasury Bond ETF (GOVT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Treasury Bond Index	ICE U.S. Treasury Core Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than one year and less than or equal to thirty years. As of March 31, 2016, there were 251 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than one year and less than or equal to thirty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised April 1, 2016) (the “SAI”)

for the iShares Short Treasury Bond ETF (SHV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Short Treasury Bond Index	ICE U.S. Treasury Short Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than one month and less than or equal to one year. As of March 31, 2016, there were 79 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than one month and less than or equal to one year and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Short Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.